Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-41541
Entity Registrant Name	Mobileye Global Inc.
Entity Central Index Key	0001910139
Entity Tax Identification Number	88-0666433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Mobileye B.V.
Entity Address, Address Line Two	Har Hotzvim, 1 Shlomo Momo HaLevi Street
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777015
City Area Code	972
Local Phone Number	2-541-7333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.001 Par Value)
Trading Symbol	MBLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false